SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
21.	SHARE-BASED COMPENSATION

Employee share options

On March 10, April 22, May 26, August 14, and August 29, 2025 under the 2021 Plan, the Company granted 1,572,958 share options to certain employees, the vesting schedule of the awards include:

1)	Twenty-five percent (25%) of the 1,528,797 options to be vested on each of the first, second, third and fourth anniversaries of the vesting commencement date.
2)	One forty-eighth (1/48) of the 44,161 options to be vested on each calendar month, from the first full calendar month following the vesting commencement date though the forty-eighth (48th) month.

21.	SHARE-BASED COMPENSATION (continued)

Employee share options - continued

The binomial option pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of subjective assumptions. The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
Expected volatility	82.00% - 85.00%	84.00% - 89.00%	99.00% – 103.00%
Risk-free interest rate (per annum)	3.57% - 4.47%	3.74% - 4.50%	3.92% – 4.22%
Expected dividend yield	0.00%	0.00%	0.00%
Employee forfeiture rate (per annum)	2.40% - 7.50%	7.50% - 13.30%	14.20% – 15.63%
Exercise multiples	2.50	2.50	2.50
Expected term	7.00	7.00	7.00
Fair value of underlying ordinary share (per share)	US$7.95 - 15.47	US$3.62 - 5.06	US$13.09 – 25.77
Fair value of awards on valuation date	US$5.38 - 10.51	US$3.11 -4.74	US$11.65 – 23.23

1)Expected volatility

Expected volatility was estimated based on historical volatility of the Company for the period before the valuation date with length commensurate to contractual life of the share options.

2)Risk-free interest rate (per annum)

Risk-free interest rate was estimated based on the US Government Bond around the valuation date.

3)Expected dividend yield

The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future.

4)Employee forfeiture rate (per annum)

Employee forfeiture rate was estimated by the management using employee resignation statistics.

5)Exercise multiple

Assumption on exercise multiple is made with reference to academic research.

6)Expected term

The expected term was the life of options extracted from option agreements.

21.	SHARE-BASED COMPENSATION (continued)

Employee share options - continued

The following table summarizes the activities of the Group’s share options classified as equity for the year ended December 31, 2025:

				Weighted
		Weighted	Weighted	average
	Number	average	average	remaining	Aggregate
	of	exercise	grant date	contract	intrinsic
	options	price	fair value	life	value
		RMB	RMB	Years	RMB
Outstanding at December 31, 2024	9,917,509	11.52	42.10	5.41	887,259
Granted	1,572,958	23.37	105.26	—	—
Forfeited	582,202	11.87	—	—	—
Exercised	2,344,406	15.16	—	—	220,332
Outstanding at December 31, 2025	8,563,859	12.71	50.47	4.96	819,816
Vested and expected to vest as of December 31, 2025	8,563,859	12.71	50.47	4.96	819,816
Exercisable as of December 31, 2025	2,637,397	17.12	56.17	3.42	247,471

The weighted-average grant-date fair value of options granted during the years 2023, 2024, and 2025 was RMB55.08, RMB25.34, and RMB105.26, respectively. The total intrinsic value of options exercised during the years ended December 31, 2023, 2024, and 2025, was RMB74,380, RMB370,257 and RMB220,332 respectively.

Total compensation expense recognized for the years ended December 31, 2023, 2024, and 2025 was RMB228,312, RMB109,391 and RMB106,452, respectively.

As of December 31, 2025, there was RMB239,216 of unrecognized compensation expenses, which is expected to be recognized over a weighted average period of 2.86 years.

Restricted share units (“RSUs”)

On February 7, March 10, April 22, August 29, November 12, 2025 under the 2021 Plan, the Company granted 338,340 RSUs to eligible management team, the vesting schedule of the awards include:

1)	Fifty percent (50%) of the 17,858 RSUs to be vested on each of the first and second anniversaries of the vesting commencement date.
2)	Twenty-five percent (25%) of the 310,115 RSUs to be vested on each of the first, second, third and fourth anniversaries of the vesting commencement date.
3)	One eighth (1/8) of the 3,251 RSUs shall vest every six months from the vesting commencement date.
4)	One-third (1/3) of the 7,116 RSUs shall vest on each of the first anniversary of the Vesting Commencement Date, September 8, 2027, and September 7, 2028.

21.	SHARE-BASED COMPENSATION (continued)

Restricted share units (“RSUs”) - continued

The following table summarizes the activities of the Group’s RSUs classified as equity for the year ended December 31, 2025:

		Weighted
	Numbers of	average grant
	RSUs	date fair value
		RMB
Outstanding at January 1, 2025	550,347	38.25
Granted	338,340	149.68
Forfeited	58,524	62.31
Vested	158,550	45.22
Outstanding at December 31, 2025	671,613	90.65

The weighted-average grant-date fair value of share units granted during the years 2023, 2024 and 2025 was RMB76.52, RMB31.22 and RMB149.68, respectively. The total intrinsic value of share units exercised during the years ended December 31, 2023, 2024 and 2025 was RMB2,252, RMB7,789 and RMB17,028. Total compensation expense recognized for the years ended December 31, 2023, 2024 and 2025 was RMB5,646, RMB6,673 and RMB8,200.

As of December 31, 2025, there was RMB56,173 of unrecognized compensation expenses, which is expected to be recognized over a weighted average period of 3.53 years.

Tandem award

In May 2022, the Company granted an employee with a share option award of 60,000 shares with a per share exercise price of US$18.65, which is based on the fair value of the ordinary share at the date of the grant. The options will vest ratably over a four-year period with 25% vested every year. The option agreement includes a provision whereby the grantee can choose to receive cash payment at US$8 per share for any options that are vested but not exercised if his employment upon termination of employment when such grantee continuously work for the Group for four years. Exercise of share options cancels the cash award, and the cash redemption cancels all the vested share options. The Company considered this award as a combination grant of a cash settlement component with compensation cost measured based on the combined value.

This tandem award was originally classified as liability. In April 2024, share options were exercised and converted into equity. Total compensation expense recognized for the years ended December 31, 2023, 2024 and 2025 was RMB666, nil and nil, respectively.

Share-based compensation for all employee share options, restricted share units and tandem award

The Group recorded share-based compensation expense of RMB234,624, RMB116,064 and RMB114,652 for the years ended December 31, 2023, 2024 and 2025, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	16,245	6,932	9,408
Sales and marketing expenses	20,682	12,972	17,987
General and administrative expenses	63,326	27,776	18,164
Research and development expenses	134,371	68,384	69,093
Total	234,624	116,064	114,652